Apr. 10, 2017

American Century Mutual Funds, Inc. Prospectus Supplement New Opportunities Fund
Supplement dated April 10, 2017 ■ Prospectus dated March 1, 2017
All references to Institutional Class are changed to I Class. Effective with this change, I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectus.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.